Acquisitions (Acquisitions Costs, by Acquisition) (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	May 15, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014	Dec. 05, 2013
Business Acquisition [Line Items]
Maximum earn-out capped							$ 11,000,000
CyberCoders [Member]
Business Acquisition [Line Items]
BusinessCombinationRecognizedGoodwill								69,018,000
Effective Date of Acquisition	Dec. 05, 2013
Name of Acquired Entity	CyberCoders Holdings, Inc
Business Acquisition, Description of Acquired Entity	a provider of permanent placement services headquartered in Irvine, California.
Reason for Business Combination	The primary reason for the acquisition was to expand the Company's permanent placement services.
Purchase price	96,600,000
Cost of acquired entity, cash paid	93,600,000
Business Acquisition Contingent Consideration At Fair Value Accrued Earn-Out	3,000,000
Business Combination, Acquisition Related Costs		1,500,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount								10,300,000
Maximum earn-out capped								11,000,000
Apex Systems
Business Acquisition [Line Items]
BusinessCombinationRecognizedGoodwill			264,590,000
Effective Date of Acquisition			May 15, 2012
Name of Acquired Entity			Apex Systems, Inc.
Business Acquisition, Description of Acquired Entity			a privately-owned provider of information technology staffing headquartered in Richmond, Virginia.
Reason for Business Combination			The primary reason for the acquisition was to expand the Company's information technology staffing services.
Purchase price			610,800,000
Cost of acquired entity, cash paid			385,000,000	300,000
Shares of Company's common stock issued (in shares)			14.3
Business Combination, Acquisition Related Costs					$ 9,800,000
Whitaker [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition						Dec. 02, 2013
Name of Acquired Entity						Whitaker Medical, LLC
Business Acquisition, Description of Acquired Entity						a provider of physician staffing services headquartered in Houston, Texas